NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
NOTES PAYABLE
8.  NOTES PAYABLE

Convertible promissory notes

A summary of principal due, unamortized discount and carrying values of convertible promissory notes as of September 30, 2011 and December 31, 2010, is as follows:

	September 30, 2011			December 31, 2010
		Unamortized
	Principal Due	Premium	Carrying	Principal Due	Unamortized	Carrying
	at Maturity	(Discount)	Value	at Maturity	Discount	Value

Current:
2007 subscription debentures	$797,500	$-	$797,500	$880,000	$-	$880,000
First quarter 2010 debentures	194,000	(69,320)	124,680	-	-	-
Second quarter 2010 debentures	150,000	(46,301)	103,699	-	-	-
Third quarter 2010 debentures	100,000	(42,466)	57,534	-	-	-
Lanktree - Note 1	330,000	243,200	573,200	380,000	-	380,000
Lanktree - Installment notes	300,000	221,091	521,091	300,000	-	300,000
Lanktree - Short-term notes	219,000	(58,967)	160,033	44,000	-	44,000
Lender 3 - Short-term note	10,000	-	10,000	-	-	-
Lender 4 - Short-term note	50,000	-	50,000	-	-	-
Current convertible notes	2,150,500	247,237	2,397,737	1,604,000	-	1,604,000
Granite Financial - notes	159,900	1,391,385	1,551,285	-	-	-
First quarter 2010 debentures	-	-	-	400,000	240,625	159,375
Second quarter 2010 debentures	-	-	-	150,000	102,551	47,449
Third quarter 2010 debentures	-	-	-	100,000	79,452	20,548
Long-term convertible notes	159,900	1,391,385	1,551,285	650,000	422,628	227,372
	$2,310,400	$1,638,622	$3,949,022	$2,254,000	$422,628	$1,831,372

2007 subscription agreement debentures. During 2007, the Company entered into subscription agreements with various investors for the sale of 18.1 units issuing $905,000 convertible promissory notes, 4,525 common shares and 9,050 warrants (adjusted for the 200-to-one reverse stock split) to purchase an equivalent number of common shares in exchange for proceeds of $905,000.  The warrants are exercisable at $200 per share (adjusted for the 200-to-1 reverse stock split) over a five year period from issuance.  These convertible promissory notes matured one year from the date of issuance.  The Company is in default with regard to this obligation.

Each convertible promissory note issued in the subscription agreements had a term of one year and was not repaid.  Due to the default and reset of the conversion price to 80% of the fair value of the Company’s common stock five days prior to the default, the Company tested each convertible promissory note for an incremental beneficial conversion feature.  The Company’s Board of Directors has determined that the default date for each convertible promissory note was April 30, 2008.  The calculation of the conversion rate to common shares on such date was $0.0146 of principal outstanding to one share of common stock (now $2.912 per share after the 200-to-1 reverse stock split).  Based on the default provisions, as of September 30, 2011, noteholders may convert their principal balance into 273,867 common shares (shares after consideration of the 200-to-1 reverse stock split).  Further, as of September 30, 2011, noteholders may convert accrued interest into 149,368 common shares (shares after consideration of the 200-to-1 reverse stock split).  Unless the Company declares a stock dividend, or there is some other re-capitalization of the Company, such as a stock split or reverse stock split, the conversion price established at the default date will not change.

During the quarter ended March 31, 2011, holders of 1.65 units with principal of $82,500 and accrued interest of $30,618 converted into 400,445 common shares (shares after the 200-to-1 reverse stock split) at a weighted average conversion rate of $0.2825.  Due to differences between the default date conversion rate of $0.0146 of principal outstanding to one share of common stock (now $2.912 per share after the 200-to-1 reverse stock split) and the actual conversion rated granted to these noteholders of $0.2825, the Company incurred a charge for the conversion price adjustment to induce the conversion to equity in the amount of $183,952.  As of September 30, 2011 and December 31, 2010, the Company had $797,500 and $880,000 of principal outstanding on these convertible promissory notes, respectively.

The convertible promissory notes accrue interest at 10% per annum, and all principal and interest was due on the first anniversary of their issuance date.  These notes were convertible into shares of our common stock at the option of each holder at (1) $0.25 per share, or (2) a 20% discount to the price per share issued in a financing transaction of at least $2,000,000, or (3) in the event of default, the conversion price would be adjusted to equal 80% of the Company’s average closing stock price during the five trading days prior to default.  Due to default, interest began to accrue at 15% per annum beginning one year from the date of issuance. During the nine months ended September 30, 2011, interest expense accrued related to these convertible promissory notes was $91,888.  At September 30, 2011, total accrued interest expense amounted to $434,959.

The subscription agreements for these debentures contain a registration rights penalty whereby, commencing upon six months from an initial unit sale and, for each monthly period thereafter that the common stock and the common stock underlying the warrants are not registered, the Company will issue 4,167 warrants per unit as a penalty to the subscription holder.  The Company failed to file a registration statement and consequently, beginning August 2007, the Company began valuing 4,167 warrants per outstanding unit as a penalty.  The penalty warrants have been determined to be a derivative instrument.  For the period ended September 30, 2011, the fair value of the penalty warrants and the fair value of the previously issuable warrants have been determined by using the Black-Scholes pricing model.  See Note 9 – Derivative Instruments for changes in the fair value of these derivatives. The aggregate value of the new penalty warrants issued for the nine months ended September 30, 2011 amounted to $1,250.  Changes in fair value for the previously issued warrant derivative liabilities amounted to an adjustment of $9,782 for the nine months ended September 30, 2011, resulting in these warrant derivative liabilities to be carried at their fair values of $1,028 at September 30, 2011.

A current member of the Company’s Board of Directors directly owns convertible promissory notes which provide for conversion into 250 common shares and 500 warrants to purchase common shares.  Parties directly and indirectly related to this director own convertible promissory notes convertible into 1,500 common shares and 3,000 warrants to purchase common shares (share and warrant amounts after the 200-to-1 reverse stock split).

First quarter 2010 convertible debentures. On February 16, 2010 and March 23, 2010, the Company entered into agreements with Granite Financial Group (“Granite”) to issue convertible debentures in the aggregate amount of $400,000 and warrants to purchase 20,000,000 shares of common stock (100,000 shares after the 200-to-1 reverse stock split) in exchange for the return of 33,333,333 common shares (166,667 shares after to the reverse split) and cash proceeds of $200,000, less a selling commission of $16,000.  The debentures mature two years from the date of issuance and were initially convertible at any time within that period at a conversion price equal to the lesser of $0.0066 per share ($1.32 per share after the 200-to-1 reverse stock split) or 90% of the volume weighted average price of the Company’s common stock for the ten days immediately prior to conversion, but such conversion price would not be below $0.003 per share ($0.60 per share after the 200-to-1 reverse stock split).  The warrants were initially exercisable over three years from the date of issuance at $0.01 per share ($2.00 per share after the 200-to-1 reverse stock split).  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures and warrants, effectively amending the floor price to $0.0015 per share ($0.30 per share after the 200-to-1 reverse stock split) and extending the exercise period of the warrants to seven years from May 13, 2010.

Due to the triggering of anti-dilution provisions in the agreements, the conversion price of the debt and the exercise price of the warrants has adjusted to $0.80 per share , $0.67 per share, $0.60 per share, $0.15  per share and $0.10 per share on September 16, 2010, November 16, 2010, March 4, 2011, March 31, 2011 and May 4, 2011, respectively.  (The adjusted per share prices described above reflect the 200-to-1 reverse stock split.)

During the first quarter ended March 31, 2011, Granite converted $87,500 of principal into 132,576 shares of our common stock (shares after the 200-to-1 reverse stock split) at an exchange price of $0.66 per share (per share amount after the 200-to-1 reverse stock split).  During the second quarter ended June 30, 2011, Granite converted $21,000 and $3,000 of principal into 140,000 and 30,000 common shares at conversion prices per share of $0.15 and $0.10, respectively.  During the third quarter ended September 30, 2011, Granite converted $30,000, $59,500 and $5,000 of principal into 300,000, 595,000 and 50,000 common shares at $0.10 per share.  As of September 30, 2011, the principal outstanding on the first quarter 2010 convertible debentures was $194,000.

On October 5, 2011, Granite provided a notice of conversion to convert $10,000 of principal in to 100,000 common shares.  These shares were issued on November 4, 2011.  On November 18, 2011, after Granite provided notice of conversion to convert $16,800 of principal, the Company issued 1,000,000 common shares.  As of the date of these financial statements, the principal outstanding on the first quarter 2010 convertible debentures was $167,200.

These convertible debentures initially accrued interest at 8% per annum, payable annually on or before December 31, beginning on the first such date after the issue date.  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures amending the interest rate to 10% if paid in cash, or 12% if paid in equivalent shares of common stock, at the Company’s option, and extended the maturity date to May 13, 2012.  For the three quarterly periods ended September 30, 2011 and 2010, the Company accrued interest expense at 12% and 10% in the amounts of $26,319 and $23,667, respectively, related to these convertible debentures.  For 2011, the Company has assumed interest will be paid with new issuances of common stock.

In March 2011, the Company issued 65,057 shares of common stock (share amount after the 200-to-1 reverse stock split) valued at $57,250 as payment for interest accrued on the first, second and third quarter 2010 convertible debentures through December 31, 2010 at 12% per annum.

At each 2010 commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative.  The Company recognized an aggregate conversion feature of $940,593, which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to $228,392.  The remainder of $712,201 was charged to interest expense upon issuance during the first quarter of 2010.  The discount is being amortized over the two year term of the debenture.  As of September 30, 2011, the unamortized discount was $69,320.

At each issuance in 2010, the Company determined the relative fair value of the warrants to be $171,608 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability.  The Company began amortizing the debt discount over the two year term of the debentures.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be $311,488 and recorded $139,880 as additional interest expense on the issuance dates.

For the nine months ended September 30, 2011 and 2010, amortization of the conversion feature and warrant discounts related to the first quarter 2010 convertible debentures, including adjustments for the conversion of note principal to common stock, amounted to $171,305 and $63,137, respectively.  See Note 9 – Derivative Instruments, for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Second quarter 2010 convertible debentures. On May 13, 2010, the Company entered into agreements with Granite and an investor to issue convertible debentures in the aggregate amount of $150,000 and warrants to purchase 7,500,000 shares of common stock (37,500 shares after the 200-to-1 reverse stock split) for cash proceeds of $150,000 less a selling commission of $12,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period at a conversion price equal to the lesser of $0.0066 per share ($1.32 per share after the 200-to-1 reverse stock split) or 90% of the volume weighted average price of the Company’s common stock for ten days immediately prior to conversion.  The conversion price was adjusted to $0.66 per common share (after the 200-to-1 reverse stock split), but such conversion price shall not be below $0.30 ( after the 200-to-1 reverse stock split).  The warrants are exercisable over seven years.

These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the nine months ended September 30, 2011, the Company accrued interest expense at 12% in the amount of $13,500 related to these convertible debentures.  As described above, the Company issued shares in March 2011 as payment for interest accrued on the first, second and third quarter 2010 convertible debentures through December 31, 2010.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative.  The Company recognized an aggregate conversion feature of $281,251 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense in the second quarter of 2010.  After consideration of the relative fair value of the warrants of $57,691, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to $92,309.  The remainder of $138,462 was charged to interest expense during 2010.  The discount is being amortized over the two year term of the debenture.  As of September 30, 2011, the unamortized discount was $46,301.

As of May 13, 2010, the Company determined the relative fair value of the warrants to be $57,691 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be $93,746 and recorded $86,535 as additional interest expense on the issuance date.

For the nine months ended September 30, 2011 and 2010, amortization of the conversion feature and warrant discounts related to the second quarter 2010 convertible debentures amounted to $56,250 and $17,661, respectively. See Note 9– Derivative Instruments for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Third quarter 2010 convertible debentures. On July 22, 2010, the Company entered an agreement with Granite to issue convertible debentures in the amount of $100,000 and warrants to purchase 5,000,000 shares of common stock (25,000 shares after the 200-to-1 reverse stock split) for cash proceeds of $100,000 less a selling commission of $8,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period.  The conversion price is currently $0.66 per common share (per share amount after the 200-to-1 reverse stock split).  The warrants are exercisable over seven years at $0.66 per share (per share amount after the 200-to-1 reverse stock split).

These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the nine month ended September 30, 2011, the Company accrued interest expense at 12% in the amount of $9,000 related to these convertible debentures.  As described above, the Company issued shares in March 2011 as payment for interest accrued on the first, second and third quarter 2010 convertible debentures through December 31, 2010.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative.  The Company recognized an aggregate conversion feature of $271,894 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense during the third quarter of 2010.  After consideration of the relative fair value of the warrants of $35,482, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to $64,518.  The remainder of $146,385 was charged to interest expense during 2010.  The discount is being amortized over the two year term of the debenture.  As of September 30, 2011, the unamortized discount was $42,466.

As of July 22, 2010, the Company determined the relative fair value of the warrants to be $35,482 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be $54,996 and recorded $80,506 as additional interest expense on the issuance date.

For the nine months ended September 30, 2011 and 2010, amortization of the conversion feature and warrant discounts related to the third quarter 2010 convertible debentures amounted to $36,986 and $5,303, respectively.  See Note 9 – Derivative Instruments for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Granite Financial – notes.  In October and November 2010, the Company entered into two short-term, promissory notes in the aggregate amount of $160,000 and received proceeds of $152,000. The promissory notes bear interest at 12% per annum, and at 16% per annum in the event of default.  The full amount of principal and interest on the promissory notes was initially due on January 12, 2011.  As additional consideration for entering into the note agreements, the Company issued 32,000,000 shares of its common stock (160,000 shares after consideration of the 200-to-1 reverse stock split) valued at $260,000, based on the closing price for the Company’s common stock on the date of the agreement.  Based on the relative fair values of the notes and common shares, the Company recorded debt discounts aggregating $98,963 on the dates of issuance.  For the period ended December 31, 2010, the Company amortized $84,578 of the debt discounts to interest expense leaving unamortized debt discounts of $14,385 at December 31, 2010.  During January 2011, the Company amortized the remaining $14,385 to interest expense.  On February 1, 2011, the maturity date of the notes was extended to April 12, 2011.  In connection with the extension of maturity date of the notes, the Company issued to Granite Financial Group (“Granite”) another 32,000,000 shares of common stock (160,000 shares after consideration of the 200-to-1 reverse stock split) on February 2, 2011.  These shares were valued at $147,200 on the date of issuance.

In May 2011, the Company agreed to extend the due date on these loans from April to June 17, 2011, in exchange for the issuance of 92,857 warrants to purchase common stock at an exercise price of $0.0001 per share over a seven year exercise period.  These warrants were valued at $37,143 on the date of issuance and were charged to interest expense with an offset to additional paid in capital.  In June 2011, the due date on these two notes was extended to July 17, 2011, in consideration for the issuance of 232,143 warrants to purchase common stock at an exercise price of $0.0001 per share over a seven year exercise period.  These warrants were valued at $64,977 on the date of issuance and were charged to interest expense with an offset to additional paid in capital.

On August 23, 2011, the Company entered into an agreement to exchange the $60,000 and $100,000 short-term notes plus accrued interest of $14,900 for a new $174,900 convertible note.  This convertible note bears interest at 12% per annum and matures on December 26, 2012.  The principal may be converted at any time the principal remains outstanding at the option of the noteholder at a conversion price of $0.02 per share.  The Company determined that this exchange constituted a significant modification in terms (in excess of 10% when comparing the fair value of the old notes with the fair value of the new note), and therefore an extinguishment of debt.  Accordingly, the Company accounted for this exchange at the fair value of the new debt.  The Company determined the fair value of the new debt on the date of the agreement to be $1,837,872 (determined by adding the present value of the principal, interest and an estimate of the fair value of the conversion feature using the Black Scholes option pricing model, and using the closing trading price on August 23, 2011 of $0.21 per share, the conversion price of $0.02, and assuming maturity of December 26, 2012, a stock price volatility of 144.17%, and a risk free rate of $0.10), and recorded a loss on extinguishment of debt in the amount of $1,662,972 with an offset to debt premium.  The debt premium will be amortized over the 16 month term of the loan.  For the period ended September 30, 2011, after accounting for the conversions of principal (see below), the Company amortized $271,587 of the debt premium, leaving the balance outstanding of the note and the unamortized premium at $1,391,385 at September 30, 2011.

On September 14, 20 and 30, 2011, Granite provided the Company with notices of conversion to convert $9,000, $4,000 and $2,000 of principal into 450,000, 200,000 and 100,000 shares of common stock, respectively, at the conversion price of $0.02 per share.  These shares were issued in October and November 2011.  As of September 30, 2011, the balance on the note outstanding was $159,900, and the Company carried an obligation to issue common shares in the amount of $15,000. On October 28, 2011, in exchange for the issuance of 10,000 shares of common stock, Granite agreed to limit its sales of the Company’s common stock to the greater of 20% of the total trading volume on a given day or 20% of the average trading volume over the five previous trading days until the Company’s common stock trades above $0.20 per share.  In addition, Granite agreed to waive any defaults with regard to the Granite securities.

On November 3 and 11, 2011, Granite provided additional notices of conversion to convert $12,000 and $16,000 of principal into 600,000 and 800,000 shares of common stock, respectively, at the conversion price of $0.02 per share.  As of the date of these financial statements, the balance outstanding on the note was $131,900.

Lanktree – Note 1. On September 28, 2007, the Company issued a promissory note to Lanktree Consulting Corporation (“Lanktree” or “Lender 1”) in the aggregate principal amount of $267,500 (“Note 1”) and received cash proceeds in the sum of $250,000.  All principal and interest accruing under Note 1 was due March 28, 2008.  The Company did not meet its obligations under this note and as a result entered into an event of default.  For failure to pay principal or interest on the due date or to perform on the conditions contained in Note 1, Lanktree, at its option, had the option to declare the entire unpaid balance of principal and interest immediately due and payable.  As a result of the event of default, interest was accruing at the rate of 6.0% per month on the unpaid obligation and was payable in cash and shares of our common stock.  The Company disputed Lanktree’s calculation of principal and interest, primarily with regard to the compounding of interest and the monthly addition to principal for unpaid interest.

In July 2010, the Company and Lanktree settled on the principal and amount of cash interest due on Note 1 at $580,000 and a commitment for the issuance of common shares.  Further, the settlement specifies that interest on the new principal amount shall cease to accrue for a period of 180 days from July 13, 2010.  As part of the settlement, the parties agreed that at any time after 180 days, the holder of the note now had the right, but not the obligation, to convert any portion of the $580,000 principal, and accrued interest if any, and any fees which may become the responsibility of the Company, into common stock at a fixed conversion price of $0.004 per share ($0.80 per common share after consideration of the 200-to-1 reverse stock split).  On September 22, 2010, the parties amended the agreement to allow for conversion of the $580,000 of principal and any accrued interest at any time.  In September 2010, Lanktree converted $100,000 of the $580,000 obligation into 25,000,000 shares of common stock (125,000 shares after consideration of the 200-to-1 reverse split).  In October 2010, Lanktree converted another $100,000 of principal related to the original $580,000 obligation into 25,000,000 shares of common stock (125,000 shares after consideration of the 200-to-1 reverse split) leaving a balance due of $380,000 as of December 31, 2010.

Effective January 1, 2011, the Company entered into an agreement to extend the due date on the $380,000 balance outstanding on Note 1 to June 30, 2011, and pay interest monthly at 12% per annum.   On March 2, 2011, in consideration for the extension, the Company issued 22,000,000 shares of its common stock (110,000 shares after consideration of the 200-to-1 reverse stock split) valued at $88,000 on the date of issuance.  The value of these shares was charged to interest expense.

In May 2011, Lanktree transferred $50,000 of principal but none of the accrued interest on this obligation to a third party who converted the principal into 500,000 shares of common stock at an exchange rate of $0.10 per share.  Prior to the transfer and conversion, Lanktree had the right to convert at $0.80 per share.  Therefore, on the conversion date, the Company recognized a charge to interest expense in the amount of $74,375. As of September 30, 2011, the principal outstanding on Note 1 is $330,000.  The Company has not met its amended due dates for the payment of principal and interest, and therefore Note 1 remains in default.

In October 2011, Lanktree transferred $125,000 of principal on this obligation to a third party.  On October 7, 2011, and November 11 and 15, 2011, $25,000, $15,000 and $5,400 of this principal was converted into 477,783 shares, 870,827 shares and 380,825 shares of common stock at conversion rates of $0.05233, $0.01723 and $0.00945, respectively.  As of the date of these financial statements, the principal outstanding on Note 1 is $205,000, and the principal due to the third party is $79,600.

Lanktree - Installment notes.  On July 13, 2010, the Company entered an agreement with Lanktree whereby the Lanktree agreed to advance $300,000 to the Company in five consecutive monthly installment of $60,000 each in exchange for convertible notes with one year maturities bearing interest at 8% per annum, payable monthly.  During the third and fourth quarters of 2010, the Company entered into five convertible note agreements and received aggregate proceeds of $300,000.  Each note was convertible at any time after six months from the date of issuance until maturity of the installment note at the option of the holder at a fixed conversion price of $0.80 per share (now adjusted to $0.10 per share).  In July, August and September 2010, the Company received three installments of $60,000 for an aggregate of $180,000.  In October 2010, the Company received $90,000 of cash proceeds on the fourth installment note and on October 14, 2010 issued 5,000,000 shares valued at $45,000, in consideration for advance payment of $30,000 on the fifth installment note.  The value of the shares was charged to interest expense.  In November 2010, the Company received cash proceeds of $30,000 completing the fifth installment note agreement.  Principal and interest on certain of these notes was not paid timely and therefore these notes are in default.

Lanktree – Short-term notes.  On June 24, 2010, the Company issued a convertible promissory note in the amount of $44,000 and received cash proceeds of $40,000.  This note matured on December 24, 2010, and on February 23, 2011, the due date on this loan was extended to December 24, 2011.  This note initially bore interest at 12% per annum payable monthly.  In conjunction with the extension, the interest rate on the note was reduced to 9% per annum beginning December 24, 2010.  In exchange for the due date extension and reduction of the interest rate, on March 2, 2011, the Company issued 5,000,000 shares of its common stock (25,000 shares after consideration of the 200-to-1 reverse stock split) valued at $20,000 on the issuance date.

On February 25, 2011, the Company issued a $25,000 convertible note to Lanktree bearing interest at 12% per annum payable monthly.  The note matured on May 25, 2011, and is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0033 per share ($0.66 per share after the 200-to-1 reverse stock split).  As additional consideration for entering into this note, the Company issued 5,000,000 shares of its common stock (25,000 shares after consideration of the 200-to-1 reverse stock split) valued at $20,000 on the date of issuance.  Based on the relative fair values of the note and common shares, the Company recorded a debt discount of $11,111 on the date of issuance, which was subsequently amortized to interest expense.  As principal was not paid at maturity and no repayments arrangements have been made with the lender, this loan is currently in default.

On September 26, 2011, the Company entered into a $150,000 note agreement with Lanktree in exchange for $50,000 in cash and capitalization of $100,000 of accrued interest on various Lanktree notes (including Note 1, the Lanktree Installment notes, the Lanktree short-term notes and the Lender 4 note).  This $150,000 note bears interest at 12% per annum and matures on March 26, 2012.  As additional consideration for entering into the note agreement, the Company agreed to issue 1,500,000 shares of common stock and reduce the conversion prices on all Lanktree convertible notes to $0.10 per share.  These shares were valued at $81,507 based on the closing price of the Company’s common stock.  This note also contains a provision whereby should any other common stock be issued for less than $0.10 per share, the conversion price would convert to the lower price.  As result of this provision, the Company determined that the conversion feature was a derivative.  After applying the Black Scholes option pricing model, the Company determined that the fair value of the conversion feature was $102,255 on the date of issuance of the note and accordingly recorded a derivative liability of this amount.  The Company recorded at debt discount related to the relative fair value of the shares and the conversion feature in the amount of $150,000, the face value of the note, with the excess of $33,762 to interest expense.  The discount will be amortized over the life of the loan.  For the period ended September 30, 2011, the Company amortized $3,333 of this discount.  See Note 9– Derivative Instruments for the 2011 changes to the fair values of the derivative liability related to the conversion feature.

The reduction of the conversion prices on the various Lanktree loans (including Note 1, the Lanktree Installment notes, the Lanktree short-term notes and the Lender 4 note) to $0.10 per share was deemed to constitute a significant modification in terms (in excess of 10% when comparing the fair value of the old notes with the fair value of the new notes), and therefore an extinguishment of debt.  Accordingly, the Company accounted for the reduction of the conversion prices at the fair value of the new debt.  The Company determined the fair value of the new debt on September 26, 2011 to be $1,313,465 (determined by adding the present value of the principal, interest and an estimate of the fair value of the incremental conversion features for each loan using the Black Scholes option pricing model, and using the closing trading price on September 26, 2011 of $0.119 per share, the conversion price of $0.10, and assuming maturity of one year, a stock price volatility of 167.88%, and a risk free rate of $0.10), and recorded a loss on extinguishment of debt in the amount of $564,465 with an offset to debt premium.  The debt premium will be amortized over the 6 month term of the $150,000 loan.  For the period ended September 30, 2011, the Company amortized $12,474 of the debt premium, leaving the balance outstanding of the note and the unamortized premium at $551,990 at September 30, 2011.

Lender 3. On March 22, 2011, the Company entered into a security purchase agreement with a lender and issued a $10,000 convertible debenture bearing interest at 8% per annum payable annually.  This debenture matures on March 22, 2012.  The debenture is convertible into shares of our common stock at the option of the holder at a conversion rate of $0.003 per common share (subsequently adjusted to $0.60 per common share as a result of the 200-to-1 reverse stock split).

Lender 4.    In May 2011, the Company entered into a $50,000 convertible note with a partnership affiliated with Lanktree.  This note matured on August 4, 2011.  The note bears interest at 12% per annum payable monthly.  In the event of default, the note bears interest at 3% per month in cash and 3% per month in the equivalent of common shares.  The note is convertible at the option of the holder at a conversion price of $0.30 per share.  In conjunction with the issuance of the note, the Company issued 20,000 common shares to the lender.  Based on the relative fair value of the note principal and common shares, the Company recognized a debt discount in the amount of $3,358, which has now been amortized in full to interest expense.  In addition, the Company issued an additional 20,000 common shares to Lanktree for facilitating the loan.  These shares were valued at $5,000 on the date of issuance and were charged to other expense.  As principal was not paid at maturity and no repayments arrangements have been made with the lender, this loan is currently in default.

Dilution adjustments.  On September 16, 2010, the Company granted Lanktree the right to convert the principal balance outstanding on Note 1 in the amount of $580,000 into shares of common stock at a conversion price of $0.80 per share (after the 200-to-1 reverse stock split).  As a result of anti-dilution provisions in various other debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to $0.080 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to $0.080 per share.  The anti-dilution provisions also triggered the issuance of 228,125 warrants ( after the 200-to-1 reverse stock split) with an exercise price of $0.080 (after the 200-to-1 reverse stock split).  At issuance, these additional warrants had approximately a six and two-thirds year term to match the remaining term of the originally issued warrants.  On September 16, 2010, the Company determined the aggregate fair values of the additional warrants to be $410,592.

On November 16, 2010, the Company granted an investor the right to purchase 75,000 shares of common stock (after the 200-to-1 reverse stock split) in exchange for cash proceeds of $50,000 at $0.66 per share (after the 200-to-1 reverse stock split).  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to $0.66 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to $0.66 per share.  The anti-dilution provisions also triggered the issuance of an additional 78,594 warrants (after the 200-to-1 reverse stock split) with an exercise price of $0.66 (after the 200-to-1 reverse stock split).  At issuance, these additional warrants had approximately a six and one-half year term to match the remaining term of the originally issued warrants.  On November 16, 2010, the Company determined the aggregate fair values of the warrants to be $72,274.

On March 4 and March 31, 2011, the Company granted investors the right to exchange $82,500 of principal and $30,618 of accrued interest related to the 2007 subscription agreement debentures for 400,445 shares of common stock at a weighted average exchange rate of $0.282481 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted from $0.66 per share to $0.60 per share and then to $0.15 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted from $0.66 per share to $0.60 per share then to $0.15 per share.  The anti-dilution provisions also triggered the issuance of an additional 1,614,114 warrants.  At issuance, these additional warrants had approximately a six year term to maturity to match the remaining term of the originally issued warrants.  On March 4 and March 31, 2011, the Company determined the aggregate fair values of the warrants to be $667,144.

On May 4, 2011, the Company granted another investor the right to exchange $50,000 of principal on Note 1 acquired from Lanktree for 500,000 common shares at an exchange rate of $0.10 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted from $0.15 to $0.10 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted from $0.15 to $0.10 per share.  The anti-dilution provisions also triggered the issuance of an additional 1,041,667 warrants with an exercise price of $0.10.  At issuance, these additional warrants had approximately a six year term to maturity to match the remaining term of the originally issued warrants.  On May 4, 2011, the Company determined the aggregate fair values of the warrants to be $187,416.

See Note 10 – Derivative Instruments for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Promissory notes payable

Lender 2. On October 22, 2007, the Company issued a promissory note to a lender (“Lender 2”) in the aggregate principal amount of $262,500 (“Note 2”) and received cash proceeds from Lender 2 in the sum of $250,000.  A current member of our Board of Directors is indirectly related to Lender 2.  Effective December 31, 2009, the Company entered into a release agreement whereby Lender 2 released the Company from all principal and interest obligations under Note 2 in exchange for the Company’s commitment to file a registration statement with the SEC and to compensate Lender 2 should Lender 2 be unable to sell up to 88,000,000 million of its shares (440,000 shares after consideration of the 200-to-1 reverse stock split)  above an average price of $0.01 per share ($2.00 per share after consideration of the 200-to-1 reverse stock split) over an eleven week period after the registration statement becomes effective.  The maximum amount due by the Company under the release agreement is $350,000.  On January 14, 2011, the Company’s registration statement with the SEC became effective.  As of the date of these financial statements, none of the shares subject to the release agreement had been sold, and as of September 30, 2011, the $350,000 carried as an other current liability remains outstanding.  In accordance with the release agreement, the Company began accruing interest on the $350,000 balance due at 10% per annum beginning April 1, 2011.

Second Quarter 2011 Inventory loans. During May and June 2011, the Company entered into ten note agreements with various lenders in the aggregate principal amount of $785,000.  These notes were secured by 70,000 units of the Company’s Vera Temp thermometers and accounts receivable related to these units.  These notes mature six months from the date of issuance, collection of the accounts receivable or upon a new financing event in excess of $200,000, whichever occurs first.  The notes bear interest at 8% per annum payable at maturity.  In conjunction with the issuance of these notes, the Company issued an aggregate of 494,643 warrants to lenders and 301,786 warrants as commissions to others for arranging these financings.  The value of these warrants was determined using the Black-Scholes pricing model on their respective dates of issuance as $169,784 to the lenders and as $112,589 as commissions.  The aggregate value of the commissions was capitalized as a prepaid expense at the time of issuance to be amortized over the lives of the loans.  For the period ended September 30, 2011, the Company amortized $ of commissions and such amount is included in other expenses in the accompanying Statement of Operations.  Based on the relative fair value of the notes’ principal and warrants issued to the lenders, the Company recorded aggregate discounts on these notes in the amount of $135,857 with offsets to additional paid in capital.  During the periods from issuance to September 30, 2011, the Company amortized an aggregate of $95,014 of the discounts to interest expense leaving $40,843 as the aggregate value of the unamortized discounts at September 30, 2011.  As of September 30, 2011, $75,000 of principal had been paid on theses leaving principal outstanding of $710,000.  The carrying value of these notes amounted to $669,157 as of September 30, 2011.

On August 3, 2011, one note holder relinquished their security interest and waived rights to a cash payment made by a European distributor in the amount of $46,685.  In exchange, this noteholder and a placement agent each received 50,000 seven year stock warrants exercisable at $0.0001 per share as consideration for the release valued at $27,000.  The Company used this cash for operations and remains liable for the $46,685 plus accrued interest (amount included in the $710,000 of principal outstanding).  At September 30, 2011, the Company is in default on $50,000 of principal due on these loans.  As of the date of these financial statements, the Company entered into default on an additional $420,000 of these notes.

Tecnimed. In October 2007 and April 2008, the Company issued two promissory notes to Tecnimed, Srl (“Tecnimed” or the “Vendor”) in the aggregate principal amount of $608,800.  These notes accrued interest at 10% per annum and are secured by the remaining portion of the Company’s inventory received from the Vendor.  During 2010, the Company wrote-off the remaining value of this inventory.  In conjunction with the issuance of the first of these notes, effective October 30, 2007, we issued 375,000 of our common stock valued at $0.26 per share, the trading price at the end of that day.  All principal and interest was due during 2008.

On March 6, 2009, the Company entered into a Settlement Agreement with the Vendor (the “Settlement Agreement”), whereby the parties agreed to termination of the existing distribution agreement as amended, payment terms with regard to sold and unsold product, new terms with regard to sales and distribution of existing product, mutual releases of claims against one another, and modification to certain indemnity provisions (see Note 10 – Commitment and Contingencies regarding litigation between a competitor, Tecnimed and the Company), among other provisions.  As part of the Settlement Agreement, the Company agreed not to make any cash distributions to shareholders, officers, directors and employees (apart from ordinary salary), and pay the Vendor 30% of any capital raised (excluding any financing for working capital), until the obligation to the Vendor has been fully satisfied.  Further, the Company agreed to an even split of cash received from customers until the debt is paid in full.  In addition, the Vendor agreed to waive all penalties, fees and interest above 6% compounded annually, with respect to the notes, and forbear collection proceedings for 18 months from the date of the Settlement Agreement provided the Company remained in compliance with the obligations within the Settlement Agreement.  The Vendor also has a lien on product titled to the Company at an independent warehouse location and requires specific authorization prior to release of such product to the Company.  As of September 30, 2011 and December 31, 2010, the Company deemed principal in the amount of $163,947 plus accrued interest to be in default.  As of September 30, 2011, accrued interest amounted to $86,929.

As discussed in Note 10 – Commitment and Contingencies, on September 21, 2010, the Vendor filed a complaint against the Company and its Kids-Med subsidiary, alleging breach of non-compete agreement and that the Company infringed on the Thermofocus trademark and trade dress.  In addition, the complaint alleges that the Company sold Thermofocus units in an unauthorized manner resulting in a breach of contract.  Further, the complaint alleges that the Company is in default on the payment of $209,802 of principal and $88,867 of interest then outstanding under the notes due Tecnimed.

Short-term advance.  On November 5, 2005, the Company received $300,000 from a shareholder and former service provider (“Service Provider 1”) as a short term cash advance.  No agreement was entered into regarding the payment of principal and interest.  As of September 30, 2011, the principal due on this loan amounted to $289,500, and is deemed by the Company to be in default.

Service Provider 2 loan.  On July 19, 2011, the Company entered into a settlement and release agreement with a consultant whereby the Company agreed to issue a $70,000 note maturing two years from the date of issuance and bearing interest at 4% per annum payable at maturity.  The Company had previously accrued approximately $28,000 of the note amount and the expensed the remaining $42,000 on the settlement date.

Purchase order financing facility. In July 2010, the Company entered into a revolving facility for borrowing up to $3.0 million to fund the purchase of inventory products upon receipt of confirmed purchase orders from customers.  As of September 30, 2011, no amounts had been advanced under this facility.
A summary of principal due on promissory notes payable as of September 30, 2011 and December 31, 2010 is as follows:

	September 30,	December 31,
	2011	2010

Granite Financial, in default	$20,000	$160,000
Less unamortized discounts	-	(14,385)
2Q 2011 Inventory loans	710,000	-
Less unamortized discounts	(40,843)	-
Tecnimed, in default	163,947	163,947
Service Provider 2	70,000	-
Service Provider 1, in default	289,500	289,500
	$1,212,604	$599,062

Related party advances and notes

On July 30, 2007, the Company received cash and issued a promissory note to a relative of our chief executive officer in the principal amount of $125,000.  Interest accrued on this note at a rate of 24% per annum and was to be paid monthly.  All principal and accrued interest was due on or before October 30, 2007.  The Company has not made the required principal and interest payments and has been negotiating with the holder to amend the payment terms of the note, which would include a waiver of default for the required payments that have not been made.  In the event of default, the note calls for interest at 36% per annum.  The loan was collateralized by 5,300 units of the Company’s thermometer product held for resale.  As of September 30, 2011 and December 31, 2010, the outstanding balance was 99,250.  The Company has recorded accrued interest payable amounting to $110,870 at September 30, 2011, at the rate of 24% per annum as the Company believes it will not be obligated to pay the default rate of interest.  Had the Company accrued interest at the default rate, accrued interest payable at September 30, 2011, would have been $154,670 and additional interest expense in the amount of $8,908 would have been recognized for the nine months ended September 30, 2011 and 2010.

During the years ended December 31, 2008 and 2007, two of the Company’s board members, and ASR Realty Group, LLC (“ASR”), an entity affiliated with a former board member, advanced funds to the Company for working capital on a non-interest bearing basis.  The principal balance due to the board members was $60,180 at September 30, 2011 and December 31, 2010.  One of these advances in the amount of $27,000 due to ASR is documented by a note and secured by accounts receivable, inventory and other assets of the Company, and should the balance not be paid on demand, interest shall accrue at 15% per annum.  As of September 30, 2011, the Company had accrued interest in the amount of $11,817 with regard to this note.

As of September 30, 2011, the Company deems principal due to related parties in the amount of $159,430 to be in default.  See Note 12 – Related Party Transactions for additional information on related party advances.

8.  NOTES PAYABLE

Promissory notes payable

Lanktree – Note 1. On September 28, 2007, the Company issued a promissory note to Lanktree Consulting Corporation (“Lanktree”) in the aggregate principal amount of $267,500 (“Note 1”) and received cash proceeds in the sum of $250,000.  In conjunction with the issuance of Note 1, effective September 28, 2007, we issued 125,000 shares of our common stock to Lanktree valued at $0.18 per share, the trading price on that day.  We also issued 250,000 warrants to purchase an equivalent number of shares of our common stock.  These warrants were exercisable over a three year period beginning September 28, 2007 at a price of $0.25 per share.  The warrants expired unexercised.  Interest accrues on Note 1 at a rate of 12.0% per annum.  All principal and interest accruing under Note 1 was due March 28, 2008.  The Company did not meet its obligations under this note and as a result entered into an event of default.  For failure to pay principal or interest on the due date or to perform on the conditions contained in Note 1, Lanktree, at its option, had the option to declare the entire unpaid balance of principal and interest immediately due and payable.  As a result of the event of default, interest was accruing at the rate of 6.0% per month on the unpaid obligation and was payable in cash and shares of our common stock.  The Company disputed Lanktree’s calculation of principal and interest, primarily with regard to the compounding of interest and the monthly addition to principal for unpaid interest.

Lanktree - Installment notes.  On July 13, 2010, the Company entered an agreement with Lanktree whereby the Lanktree agreed to advance $300,000 to the Company in five consecutive monthly installment of $60,000 each in exchange for convertible notes with one year maturities bearing interest at 8% per annum, payable monthly.  During the third and fourth quarters of 2010, we entered into five convertible note agreements and received aggregate proceeds of $300,000.  Each note is convertible at any time after six months from the date of issuance until maturity of the installment note at the option of the holder at a fixed conversion price of $0.004.  The Company determined the aggregate intrinsic values of the contingent conversion features for each note issuance date to be $272,250.  The Company deferred recognition of these conversion features until such time that the contingency is resolved.

In July, August and September 2010, the Company received three installments of $60,000 for an aggregate of $180,000.  In October 2010, the Company received $90,000 of cash proceeds on the fourth installment note and on October 14, 2010 issued 5,000,000 shares valued at $45,000, in consideration for advance payment of $30,000 on the fifth installment note.  The value of the shares was charged to interest expense.  In November 2010, the Company received cash proceeds of $30,000 completing the fifth installment note agreement.  During the year ended December 31, 2010, the Company paid interest on the five installment notes in the aggregate amount of $6,200.

Lanktree – Settlement of amounts due for Note 1. As part of the installment note agreement, the Company and Lanktree settled on the principal and amount of cash interest due on Note 1 at $580,000.  In addition, the parties agreed that the amount of the Company’s common stock due for additional interest on Note 1 was 63,013,452 shares.    As a result of the settlement of principal and cash interest due of $580,000 and the common stock obligation of 63,013,452 shares, the Company recorded a settlement expense of $478,262, consisting of $348,000 of additional principal due and an increase to accrued interest payable of $130,262 as of June 30, 2010.  Further, the settlement specifies that interest on the new principal amount shall cease to accrue for a period of 180 days from July 13, 2010.  As part of the settlement, the parties agreed that at any time after 180 days, the holder of the note now had the right, but not the obligation, to convert any portion of the $580,000 principal, and accrued interest if any, and any fees which may become the responsibility of the Company, into common stock at a fixed conversion price of $0.004 per share.  On September 22, 2010, the parties amended the agreement to allow for conversion of the $580,000 of principal and any accrued interest at any time.  In September 2010, Lanktree converted $100,000 of the $580,000 obligation into 25,000,000 shares of common stock at a conversion rate of $0.004 per share.  In October 2010, Lanktree converted another $100,000 of principal related to the original $580,000 obligation into 25,000,000 shares of common stock at a conversion rate of $0.004 per share leaving a balance due of $380,000 as of December 31, 2010.

The 63,013,452 shares were issuable in five tranches of 12,602,690 shares in conjunction with issuance of each $60,000 convertible promissory note.  The closing price of our common stock on July 13, 2010 was $0.0073 per share, resulting in a valuation of the 63,013,452 common shares at $459,998.  The Company recognized as an obligation to issue these shares and reclassified this amount from accrued interest payable.  During the third and fourth quarters of 2010, the Company issued the five tranches of common shares aggregating 63,013,452 shares to Lanktree thereby eliminating the obligation to issue shares as of November 13, 2010.  A summary of the principal, accrued interest and obligation to issue shares account balances before and after recording the above settlement expense, and as of December 31, 2010, is as follows:

	As of June 30, 2010
	Before		After	As of
	Settlement	Settlement	Settlement	December 31,
	Adjustment	Expense	Adjustment	2010

Principal	$232,000	$348,000	$580,000	$380,000
Accrued interest	329,736	130,262	-	-
Obligation to issue shares	-	-	459,998	-
	$561,736	$478,262	$1,039,998	$380,000

The Company recorded the effect of the beneficial conversion feature related to the $580,000 balance of Note 1 resulting from the settlement as a non-operating charge to the statement of operations with an offset to additional paid-in capital.  The beneficial conversion feature was determined to be difference between the closing bid price per share of the Company’s common stock on September 16, 2010 and the conversion price of $0.004 per share, times the number of shares available for conversion in the amount of 145,000,000 shares, but limited to principal obligation, or $580,000.

Effective January 1, 2011, the Company entered into an agreement to extend the due date on the $380,000 balance outstanding on Note 1 as of that date to June 30, 2011 and pay interest monthly at 12% per annum.   In consideration for the extension, the Company issued 22,000,000 shares of its common stock valued at $88,000 on the date of issuance.  See Note 14 – Subsequent Events for additional transactions related to Lanktree.

Lanktree – Short-term note.  On June 24, 2010, the Company issued a convertible promissory note in the amount of $44,000 and received cash proceeds of $40,000.  This note matured on December 24, 2010, and on February 23, 2011, the due date on this loan was extended to December 24, 2011. This note initially bore interest at 12% per annum payable monthly.  For the period ended December 31, 2010, the Company paid $2,640 of interest related to this short-term note.  In the event of default, interest shall accrue at 2% per month in cash and 2% per month in equity on the unpaid obligation.

After six months from the date of issuance, the holder of the note has the right, but not the obligation, to convert any portion of the $44,000 principal, then accrued interest if any, and any fees which may become the responsibility of the Company, into common stock at a fixed conversion price of $0.005 per share.  The Company determined the intrinsic value of the conversion feature on the note issuance date to be $26,400, and recorded this amount as additional interest expense with an offset to additional paid in capital when the conversion feature became effective in December 2010.

In conjunction with the extension of this note, the interest rate on the note was reduced to 9% per annum beginning December 24, 2010.  In exchange for the due date extension and reduction of the interest rate, on March 2, 2011, the Company issued 5,000,000 shares of its common stock valued at $20,000 on the issuance date.

Commissions due on Installment notes and Short-term note.  The Company agreed to pay fees to a party who assisted with the settlement of the dispute surrounding Note 1 and obtain the $300,000 installment note and $44,000 short-term note financings.  The fees amount to a cash payment equal to 7.5% of the each installment note advance received by the Company, shares of our common stock equal to 4.5% of each installment note advance and warrants to purchase common stock equal to 10% of the common shares issued.  For the period ended December 31, 2010, the Company paid $20,250 in cash, issued 2,465,422 shares of common stock valued at $13,500, and warrants to purchase 168,151 shares of common stock valued at $1,358 using the Black Scholes pricing model.  The warrants issued have an exercise price of $0.01 per share and may be exercised at any time within three years of the date of issuance.  As of December 31, 2010, the Company has accrued the remaining cash piece payable in the amount of $2,250.

Granite Financial Group – Short-term notes.  In October and November 2010, the Company entered into two short-term, promissory notes in the aggregate amount of $160,000 and received proceeds of $152,000. The promissory notes bear interest at 12% per annum, and at 16% per annum in the event of default.  The full amount of principal and interest on the promissory notes was initially due on January 12, 2011.  As additional consideration for entering into the note agreements, the Company issued 32,000,000 shares of its common stock valued at $260,000, based on the closing price for the Company’s common stock on the date of the agreement.  Based on the relative fair values of the notes and common shares, the Company recorded debt discounts aggregating $98,963 on the dates of issuance.  For the period ended December 31, 2010, the Company amortized $84,578 of the debt discounts to interest expense leaving unamortized debt discounts of $14,385 at December 31, 2010.  One promissory note in the amount of $100,000 is secured by the pledge of 98,500,000 shares of common stock owned by an executive of the Company and the personal guarantee of the executive.  On February 1, 2011, the maturity date of the notes was extended to April 12, 2011.  In connection with the extension of maturity date of the notes, the Company issued to Granite 32,000,000 shares of common stock on February 2, 2011.  These shares were valued at $147,200 on the date of issuance.

Lender 2. On October 22, 2007, the Company issued a promissory note to a lender (“Lender 2”) in the aggregate principal amount of $262,500 (“Note 2”) and received cash proceeds from Lender 2 in the sum of $250,000.  A current member of our Board of Directors is indirectly related to Lender 2.  Effective December 31, 2009, the Company entered into an agreement whereby Lender 2 released the Company from all principal and interest obligations under the note in exchange for the Company’s commitment to file a registration statement with the SEC and to compensate Lender 2 should Lender 2 be unable to sell up to 88,000,000 million of its shares above an average price of $0.01 per share over an eleven week period after the registration statement becomes effective.  The maximum amount due by the Company under the release agreement is $350,000.  On January 26, 2010, the Company filed a registration statement with the SEC.  As a result, on December 31, 2009, the Company recognized a gain from discharge of indebtedness in the amount of $105,684 consisting of relief of principal of $227,375 and accrued interest of $228,309 on the note less $350,000, and reclassified the remaining principal and accrued interest in the amount of $350,000 to other current liability.  As of December 31, 2010, the $350,000 other current liability remains outstanding.  On January 14, 2011, the Company’s registration statement with the SEC became effective.

Tecnimed. In October 2007 and April 2008, the Company issued two promissory notes to Tecnimed, Srl (“Tecnimed” or the “Vendor”) in the aggregate principal amount of $608,800.  These notes accrued interest at 10% per annum and are secured by a portion of the Company’s inventory received from the Vendor.  In conjunction with the issuance of the first of these notes, effective October 30, 2007, we issued 375,000 of our common stock valued at $0.26 per share, the trading price at the end of that day.  All principal and interest was due during 2008.

On March 6, 2009, the Company entered into a Settlement Agreement with the Vendor (the “Settlement Agreement”), whereby the parties agreed to termination of the existing distribution agreement as amended, payment terms with regard to sold and unsold product, new terms with regard to sales and distribution of existing product, mutual releases of claims against one another, and modification to certain indemnity provisions (see Note 12 – Commitment and Contingencies regarding litigation between a competitor, Tecnimed and the Company), among other provisions.  As part of the Settlement Agreement, the Company agreed not to make any cash distributions to shareholders, officers, directors and employees (apart from ordinary salary), and pay the Vendor 30% of any capital raised (excluding any financing for working capital), until the obligation to the Vendor has been fully satisfied.  Further, the Company agreed to an even split of cash received from customers until the debt is paid in full.  In addition, the Vendor agreed to waive all penalties, fees and interest above 6% compounded annually, with respect to the notes, and forbear collection proceedings for 18 months from the date of the Settlement Agreement provided the Company remained in compliance with the obligations within the Settlement Agreement.  The Vendor also has a lien on product titled to the Company at an independent warehouse location and requires specific authorization prior to release of such product to the Company.  As of December 31, 2010 and 2009, the Company had $163,947 and $283,252 of principal outstanding on the promissory notes, respectively.  On December 31, 2010, the Company deemed principal in the amount of $163,647 plus accrued interest of $77,114 to be in default.

As discussed in Note 12 – Commitment and Contingencies, on September 21, 2010, the vendor filed a complaint against the Company and its Kids-Med subsidiary alleging breach of non-compete agreement and that the Company infringed on the Thermofocus trademark and trade dress.  In addition, the complaint alleges that the Company sold Thermofocus units in an unauthorized manner resulting in a breach of contract.  Further, the complaint alleges that the Company is in default on the payment of $209,802 of principal and $88,867 of interest then outstanding under the notes due Tecnimed.

Short-term advance.  On November 5, 2005, the Company received $300,000 from a shareholder and former service provider (“Service Provider 1”) as a short term cash advance.  No agreement was entered into regarding the payment of principal and interest.  As of December 31, 2010, the principal due on this loan amounted to $289,500, and is deemed by the Company to be in default.

Other promissory note payable. As of December 31, 2009, the Company had outstanding principal balance due on an unsecured installment note with a commercial bank (“Commercial Bank”) in the amount of $23,568.  This note called for monthly payments of $2,057 with interest on the outstanding balance at prime plus 1.50%.  This note matured on December 14, 2010 and was paid in full.  This installment note was personally guaranteed by our chief executive officer and another member of our Board of Directors.  For the year ended December 31, 2010, the Company recognized and paid interest expense in the amount of $931 related to this note.

Purchase order financing facility. In July 2010, the Company entered into a revolving facility for borrowing up to $3.0 million to fund the purchase of inventory products upon receipt of confirmed purchase orders from customers.  As of December 31, 2010, no amounts had been advanced under this facility.

A summary of principal due on promissory notes payable as of December 31, 2010 and 2009 is as follows:

	2010	2009

Lanktree - Note 1 reclassified as convertible note in settlement	$-	$232,000
Granite Financial	160,000	-
Less unamortized discounts	(14,385)	-
Tecnimed, in default	163,947	283,252
Service Provider 1, in default	289,500	289,500
Commercial Bank	-	23,568
	$599,062	$828,320

Related party advances and notes

On July 30, 2007, the Company received cash and issued a promissory note to a relative of our chief executive officer in the principal amount of $125,000.  Interest accrued on this note at a rate of 24% per annum and was to be paid monthly.  All principal and accrued interest was due on or before October 30, 2007.  The Company has not made the required principal and interest payments and has been negotiating with the holder to amend the payment terms of the note, which would include a waiver of default for the required payments that have not been made.  In the event of default, the note calls for interest at 36% per annum.  The loan was collateralized by 5,300 units of the Company’s Thermofocus thermometer product held for resale.  As of December 31, 2010 and 2009, the outstanding balance is 99,250.  The Company has recorded accrued interest payable amounting to $93,054 at December 31, 2010, at the rate of 24% per annum as the Company believes it will not be obligated to pay the default rate of interest.  Had the Company accrued interest at the default rate, accrued interest payable at December 31, 2010 would have been $127,946 and additional interest expense in the amount of $11,910 would have been recognized for the year ended December 31, 2010.

During the years ended December 31, 2008 and 2007, two of the Company’s board members, and ASR Realty Group, LLC (“ASR”), an entity affiliated with a former board member, advanced funds to the Company for working capital on a non-interest bearing basis.  The principal balance due to the board members was $60,180 at December 31, 2010 and 2009.  One of these advances in the amount of $27,000 due to ASR, is documented by a note and secured by accounts receivable, inventory and other assets of the Company, and should the balance not be paid on demand, interest shall accrue at 15% per annum.  As of December 31, 2010, the Company had accrued interest in the amount of $8,788 with regard to this note.

As of December 31, 2010, the Company deems principal due to related parties in the amount of $159,430 to be in default.  See Note 13– Related Party Transactions for additional information on related party advances.

Convertible promissory notes

A summary of principal due, unamortized discount and carrying values of convertible promissory notes as of December 31, 2010, and the carrying value as of December 31, 2009, is as follows:

	2010			2009
	Prinipal Due	Unamortized	Carrying	Prinipal
	at Maturity	Discount	Value	Due

Current:
2007 issuance, in default	$880,000	$-	$880,000	$905,000
Lender 1 - Note 1	380,000	-	380,000	-
Lender 1 - Installment notes	300,000	-	300,000	-
Lender 1 - Short-term note	44,000	-	44,000	-
Current convertible notes	1,604,000	-	1,604,000	905,000
First quarter 2010 issuance	400,000	240,625	159,375	-
Second quarter 2010 issuance	150,000	102,551	47,449
Third quarter 2010 issuance	100,000	79,452	20,548	-
Long-term convertible notes	650,000	422,628	227,372	-
	$2,254,000	$422,628	$1,831,372	$905,000

First quarter 2010 convertible debentures. On February 16, 2010 and March 23, 2010, the Company entered into agreements with an investor to issue convertible debentures in the aggregate amount of $400,000 and warrants to purchase 20,000,000 shares of common stock in exchange for the return of 33,333,333 common shares and cash proceeds of $200,000, less a selling commission of $16,000.  The debentures mature two years from the date of issuance and were initially convertible at any time within that period at a conversion price equal to the lesser of $0.0066 per share or 90% of the volume weighted average price of the Company’s common stock for the ten days immediately prior to conversion, but such conversion price would not be below $0.003 per share.  The warrants were initially exercisable over three years from the date of issuance at $0.01 per share.  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures and warrants effectively amending the floor price from $0.003 to $0.0015 per share and extending the exercise period of the warrants to seven years from May 13, 2010.  As described further below, due to dilution protections in the agreements, the conversion price has adjusted to $0.0033 per common share and the warrants have an exercise price of $0.0033 per common share as of December 31, 2010.

These convertible debentures initially accrued interest at 8% per annum, payable annually on or before December 31, beginning on the first such date after the issue date.  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures amending the interest rate to 10% if paid in cash, or 12% if paid in equivalent shares of common stock, at the Company’s option, and extended the maturity date to May 13, 2012.  For the period ended December 31, 2010, the Company accrued interest expense at 10% in the amount of $33,667 related to these convertible debentures.

The conversion price is adjustable in the event of any stock dividends, stock splits and subsequent equity sales or grants of the Company’s common stock should the effective price per share be lower than the conversion price at the time of such issuance.  The holders of these convertible debentures may participate in any rights offering and shall participate in any distributions through adjustment of the conversion price.  The holders may also accelerate demand for outstanding principal and interest upon any change in control, merger, consolidation, substantial asset sale, tender offer or other fundamental transaction as defined in the convertible debenture.

The exercise price of the warrants is adjustable in the event of payment of dividends or any distribution of common stock, any reclassification or recapitalization, and any subsequent equity sales should the effective price per share be lower than the exercise price at the time of such issuance.  See Note 11 - Equity – Warrants for common shares.

At each commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative. The Company determined the fair value of the conversion features related to the convertible debentures by applying the Black-Scholes pricing model using the conversion price of $0.0066, the closing price of the Company's common stock on the dates of issuance, 2 years for the expected term, weighted average volatility of 367%, no dividends and weighted average risk free interest rate of 0.97%.  The Company recognized an aggregate conversion feature of $940,593 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to $228,392.  The remainder of $712,201 was charged to interest expense.  The discount will be amortized over the two year term of the debenture.  For the period from issuance to December 31, 2010, amortization of the discount related to the conversion features amounted to $91,686.

The Company determined the relative fair value of the warrants to be $171,608 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Amortization of the debt discount related to the warrants for the period ended December 31, 2010 was $67,689.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be $311,488 and recorded $139,880 as additional interest expense on the issuance dates.  The fair value of the warrants was calculated by utilizing the Black-Scholes fair value methodology using the closing price of the Company’s common stock on the dates of issuance, 3 years for expected term, weighted average volatility of 331%, no dividends and weighted average risk free interest rate of 1.50%.

As summary of the first quarter 2010 convertible debentures net of discounts at their issuance dates and as of December 31, 2010 are as follows:

		December 31,
	At Issuance	2010

Face value of first quarter 2010 convertible debentures	$400,000	$400,000
Discount related to conversion feature	(228,392)	(136,706)
Discount related to relative fair value of warrants	(171,608)	(103,919)
Convertible promissory notes, net of discount	$-	$159,375

At December 31, 2010, the Company determined the fair value of the conversion feature derivative liability and the warrant derivative liability using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at December 31, 2010 of $0.0044 per share, the conversion and exercise price of $0.0033 , a weighted average of 1.18 years expected term for the conversion features and a weighted average of 6.18 years expected term for the warrants, weighted average volatility of 111% for the conversion features and 288% for the warrants, and a weighted average risk free rate of 0.29% for the conversion features and 2.71% for the warrants.  For the period ended December 31, 2010, the Company recorded an aggregate debit adjustment to fair value these derivative liabilities of $1,040,922.  The resulting aggregate carrying value for the first quarter 2010 convertible debentures was $211,159 as of December 31, 2010.

The fair values of the derivative liability for the conversion features embedded within the convertible notes and the warrants issued with convertible notes related to the first quarter 2010 convertible debentures, assuming no change to the conversion price due to anti-dilution features, were as follows:

		December 31,
	At Issuance	2010

Fair value of conversion feature derivative liability	$940,593	$301,955
Fair value of warrant derivative liability	311,488	87,958
First quarter 2010 debentures - derivative instruments at fair value	$1,252,081	$389,913

The exchange of the first quarter 2010 convertible debentures and warrants on May 13, 2010 was not deemed to be an extinguishment and reissuance of debt as the difference between the present values of the expected cash flow streams before and after the exchange did not exceed 10%.  Accordingly, the Company treated the exchange as a modification of terms.  The incremental difference in the expected cash flow immediately before and after the exchange, due to the change in valuation of the warrants of $1,336, was not deemed material and not recorded.  The Company began accruing interest at 10% on May 13, 2010 under the assumption that interest would be paid in cash.

Second quarter 2010 convertible debentures. On May 13, 2010, the Company entered into agreements with two investors to issue convertible debentures in the aggregate amount of $150,000 and warrants to purchase 7,500,000 shares of common stock for cash proceeds of $150,000 less a selling commission of $12,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period at a conversion price equal to the lesser of $0.0066 per share or 90% of the volume weighted average price of the Company’s common stock for ten days immediately prior to conversion (now adjusted to $0.0033 per common share), but such conversion price shall not be below $0.0015.  The warrants are exercisable over seven years at $0.01 per share (now adjusted to $0.0033 per common share).  These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the period ended December 31, 2010, the Company accrued interest expense at 10% in the amount of $9,458 related to these convertible debentures.  As described further below, due to dilution protections in the agreements, the conversion price has adjusted to $0.0033 per common share and the warrants have an exercise price of $0.0033 per common share as of December 31, 2010.

The conversion price is adjustable in the event of any stock dividends, stock splits and subsequent equity sales or grants of the Company’s common stock should the effective price per share be lower than the conversion price at the time of such issuance.  The holders of these convertible debentures may participate in any rights offering and shall participate in any distributions through adjustment of the conversion price.  The holders may also accelerate demand for outstanding principal and interest upon any change in control, merger, consolidation, substantial asset sale, tender offer or other fundamental transaction as defined in the convertible debenture.

The exercise price of the warrants is adjustable in the event of payment of dividends or any distribution of common stock, any reclassification or recapitalization, and any subsequent equity sales should the effective price per share be lower than the exercise price at the time of such issuance.  See Note 11 - Equity – Warrants for common shares.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative. The Company determined the fair value of the conversion feature related to the convertible debentures by applying the Black-Scholes pricing model using the conversion price of $0.0066, the closing price of the Company's common stock on the date of issuance, 2 years for the expected term, weighted average volatility of 368%, no dividends and weighted average risk free interest rate of 0.87%.  The Company recognized an aggregate conversion feature of $281,251 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants of $57,691, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to $92,309.  The remainder of $138,462 was charged to interest expense.  The discount will be amortized over the two year term of the debenture.  For the period from issuance to December 31, 2010, amortization of the discount related to the conversion feature amounted to $29,200.

As of May 13, 2010, the Company determined the relative fair value of the warrants to be $57,691 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Amortization of the debt discount related to the warrants for the period ended December 31, 2010 was $18,249.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be $93,746 and recorded $86,535 as additional interest expense on the issuance date.  The fair value of the warrants was calculated by utilizing the Black-Scholes fair value methodology using the closing price of the Company’s common stock on the dates of issuance, 7 years for expected term, weighted average volatility of 305%, no dividends and weighted average risk free interest rate of 2.98%.

As summary of the second quarter 2010 convertible debentures net of discounts at their issuance dates and as of December 31, 2010 are as follows:

		December 31,
	At Issuance	2010

Face value of second quarter 2010 convertible debentures	$150,000	$150,000
Discount related to conversion feature	(92,309)	(63,109)
Discount related to relative fair value of warrants	(57,691)	(39,442)
Convertible promissory notes, net of discount	$-	$47,449

At December 31, 2010, the Company determined the fair value of the conversion feature derivative liability and the warrant derivative liability using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at December 31, 2010 of $0.0044 per share, the conversion and exercise price of $0.0033, a weighted average of 1.38 years expected term for the conversion features and a weighted average of 6.38 years expected term for the warrants, weighted average volatility of 111% for the conversion feature and 288% for the warrants, and a weighted average risk free rate of 0.29% for the conversion features and 2.71% for the warrants.  The Company recorded an aggregate debit adjustment to fair value of these derivative liabilities of $293,027 since issuance resulting in aggregate carrying values for the second quarter 2010 convertible debentures to be $81,970 as of December 31, 2010.

The fair values of the derivative liability for the conversion features embedded within the convertible notes and the warrants issued with the convertible notes related to the second quarter 2010 convertible debentures, assuming no change to the conversion price due to anti-dilution features, were as follows:

		December 31,
	At Issuance	2010

Fair value of conversion feature derivative liability	$281,251	$141,522
Fair value of warrant derivative liability	93,746	32,988
Second quarter 2010 debentures - derivative instruments at fair value	$374,997	$174,510

Third quarter 2010 convertible debentures. On July 22, 2010, the Company entered an agreement with an investor to issue convertible debentures in the amount of $100,000 and warrants to purchase 5,000,000 shares of common stock for cash proceeds of $100,000 less a selling commission of $8,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period at a conversion price of $0.004 per share (now $0.0033 per share).  The warrants are exercisable over seven years at $0.0075 per share (now $0.0033 per share).  These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the period ended December 31, 2010, the Company accrued interest expense at 10% in the amount of $4,389 related to these convertible debentures.  As described further below, due to dilution protections in the agreements, the conversion price has adjusted to $0.0033 per common share and the warrants have an exercise price of $0.0033 per common share as of December 31, 2010.

The conversion price is adjustable in the event of any stock dividend, stock split and subsequent equity sale or grant of the Company’s common stock should the effective price per share be lower than the conversion price at the time of such issuance.  The holder of these convertible debentures may participate in any rights offering and shall participate in any distributions through adjustment of the conversion price.  The holder may also accelerate demand for outstanding principal and interest upon any change in control, merger, consolidation, substantial asset sale, tender offer or other fundamental transaction as defined in the convertible debenture.

The exercise price of the warrants is adjustable in the event of payment of any dividend or any distribution of common stock, any reclassification or recapitalization, and any subsequent equity sale should the effective price per share be lower than the exercise price at the time of such issuance.  See Note 11-Equity – Warrants for common shares.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative. The Company determined the fair value of the conversion feature related to the convertible debentures by applying the Black-Scholes pricing model using the conversion price of $0.004, the closing price of the Company's common stock on the date of issuance, 2 years for the expected term, weighted average volatility of 331%, no dividends and weighted average risk free interest rate of 0.60%.  The Company recognized an aggregate conversion feature of $271,894 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants of $35,482, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to $64,518.  The remainder of $146,385 was charged to interest expense.  The discount will be amortized over the two year term of the debenture.  For the period from issuance to December 31, 2010, amortization of the discount related to the conversion feature amounted to $13,257.

As of July 22, 2010, the Company determined the relative fair value of the warrants to be $35,482 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Amortization of the debt discount related to the warrants for the period ended December 31, 2010 was $7,291.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be $54,996 and recorded $80,506 as additional interest expense on the issuance date.  The fair value of the warrants was calculated by utilizing the Black-Scholes fair value methodology using the closing price of the Company’s common stock on the dates of issuance, 7 years for expected term, weighted average volatility of 296%, no dividends and weighted average risk free interest rate of 2.38%.

As summary of the third quarter 2010 convertible debentures net of discounts at their issuance date and as of December 31, 2010 are as follows:

		December 31,
	At Issuance	2010

Face value of third quarter 2010 convertible debentures	$100,000	$100,000
Discount related to conversion feature	(64,518)	(51,261)
Discount related to relative fair value of warrants	(35,482)	(28,191)
Convertible promissory notes, net of discount	$-	$20,548

At December 31, 2010, the Company determined the fair value of the conversion feature derivative liability and the warrant derivative liability using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at December 31, 2010 of $0.0044 per share, the conversion and exercise prices of $0.0033 for the conversion feature and $0.0033 for the warrants, a weighted average of 1.55 years expected term for the conversion features and a weighted average of 6.55 years expected term for the warrants, weighted average volatility of 300% for the conversion feature and 288% for the warrants, and a weighted average risk free rate of 0.61% for the conversion features and 2.71% for the warrants.  The Company recorded an aggregate debit adjustment to fair value of these derivative liabilities of $201,326 resulting in aggregate carrying values for the third quarter 2010 convertible debentures to be $125,565 as of December 31, 2010.

The fair values of the derivative liability for the conversion features embedded within, and the warrants issued with, the convertible notes related to the third quarter 2010 convertible debentures, assuming no change to the conversion price due to anti-dilution features, were as follows:

		December 31,
	At Issuance	2010

Fair value of conversion feature derivative liability	$271,894	$126,095
Fair value of warrant derivative liability	54,997	21,994
Third quarter 2010 debentures - derivative instruments at fair value	$326,891	$148,089

Dilution adjustments.  On September 16, 2010, the Company granted Lanktree the right to convert the principal balance outstanding on Note 1 in the amount of $580,000 into shares of common stock at a conversion price of $0.004 per share.  As a result of anti-dilution provisions in various other debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to $0.004 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to $0.004 per share.  The anti-dilution provisions also triggered the issuance of 45,625,000 warrants with an exercise price of $0.004.  At issuance, these additional warrants had approximately a six and two-thirds year term to match the remaining term of the originally issued warrants.  On September 16, 2010, the Company determined the aggregate fair values of the additional warrants to be $410,592 using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock on September 16, 2010, the exercise price of $0.004, 6.67 to 6.83 years for the expected term, weighted average volatility of 296%, and a weighted average risk free rate of 2.71%.  Based on application of the Black-Scholes pricing model on December 31, 2010, the aggregate fair values of the warrants related to these anti-dilution provisions was $200,702, resulting in a change in the fair value of these derivatives in the amount of $209,890 since September, 2010.

On November 16, 2010, the Company granted an investor the right to purchase 15,000,000 shares of common stock in exchange for cash proceeds of $50,000 at $0.0033 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to $0.0033 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to $0.0033 per share.  The anti-dilution provisions also triggered the issuance of an additional 15,718,844 warrants with an exercise price of $0.0033.  At issuance, these additional warrants had approximately a six and one-half year term to match the remaining term of the originally issued warrants.  On November 16, 2010, the Company determined the aggregate fair values of the warrants to be $72,274 using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at November 16, 2010, the exercise price of $0.0033, 6.50 to 6.67 years expected term for the warrants, weighted average volatility of 287%, and a weighted average risk free rate of 2.13%.  Based on application of the Black-Scholes pricing model on December 31, 2010, the aggregate fair values of the warrants related to the share issuance was $69,122, resulting in a change in the fair value of these derivatives in the amount of $3,152 since November 2010.

2007 subscription agreement debentures. During 2007, the Company entered into subscription agreements with various investors issuing convertible promissory notes, 905,000 common shares and 1,810,000 warrants to purchase an equivalent number of common shares in exchange for proceeds of $905,000.  The warrants are exercisable at $1.00 per common share over a five year period from issuance.  The convertible promissory notes initially accrued interest at 10%, and all principal and interest was due on the first anniversary of their issuance date.  These notes were convertible into shares of our common stock at the option of each holder at (1) $0.25 per share, or (2) a 20% discount to the price per share issued in a financing transaction of at least $2,000,000, or (3) in the event of default, the conversion price adjusts to equal 80% of the Company’s average closing stock price during the five trading days prior to default.  Further, in the event of default, the interest rate adjusts to 15% per annum.

Each convertible promissory note issued in the subscription agreements had a term of one year and was not repaid.  Due to the default and reset of the conversion price to 80% of the fair value of the Company’s common stock five days prior to the default, the Company tested each convertible promissory note for an incremental beneficial conversion feature.  The Company’s Board of Directors has determined that the default date for each convertible promissory note was April 30, 2008.  The calculation of the conversion rate on such date was $0.01456 of principal outstanding to one share of common stock.  Based on the default provisions, as of December 31, 2010, noteholders may convert their principal balance into a total of 60,439,560 common shares.  Unless the Company declares a stock dividend, or there is some other re-capitalization of the Company, such as a stock split or reverse stock split, the conversion price established at the default date will not change.

On June 28, 2010, a holder of 2007 subscription agreement debentures converted $25,000 of principal and $8,551 of accrued interest into 2,302,696 shares of common stock at a conversion price of approximately $0.01456 per share.  As of December 31, 2010 and 2009, the Company had $880,000 and $905,000 of principal outstanding on these convertible promissory notes, respectively.

The subscription agreements for these debentures contain a registration rights penalty whereby, commencing upon six months from an initial unit sale and, for each monthly period thereafter that the common stock and the common stock underlying the warrants are not registered, the Company will issue 4,167 warrants per unit as a penalty to the subscription holder.  The Company failed to file a registration statement and consequently, beginning August 2007, the Company began valuing 4,167 warrants per outstanding unit as a penalty each month.  On January 21, 2010, the Company filed a registration statement with the SEC, but ultimately did not include the common stock, the initial issuance warrants and the penalty in the final registration statement that became effective on January 14, 2011.

For the year ended December 31, 2010, additional penalty warrants aggregating 892,571were issued raising the total number of penalty warrants issued under the 2007 subscription debenture agreements to 2,640,964.  The penalty warrants are exercisable over five years from the date of issuance at an exercise price of $1.00 per share.  The aggregate value of the new penalty warrants issued during the year ended December 31, 2010 amounted to $8,033, which was charged to interest expense with an offset to derivative liability.  At each month end during 2010, the Company determined the value of the penalty warrants issued using the Black-Scholes pricing model with the following assumptions based on the circumstances then in effect: no dividend yield, an expected volatility ranging from 288% to 330%, a risk-free interest rate ranging from 1.27% to 2.55%, the month end market price per common share ranging from $0.0044 to $0.0114, the exercise price of $1.00 and an expected life of 5 years.

The penalty warrants have been determined to be a derivative instrument.  At December 31, 2010, the fair value of the each issuance of the penalty warrants has been determined by using the Black-Scholes pricing model with the following assumptions: no dividend yield, an expected volatility ranging from 288% to 300%, a risk-free interest rate ranging from 0.29% to 2.01%, and an expected life ranging from 1.67 to 5.00 years, the closing price of the Company’s common stock at December 31, 2010 of $0.0044 per share, and the exercise price of $1.00.  Based on the application of the Black-Scholes pricing model applied to each monthly issuance of the penalty warrants, a debit adjustment was recorded to the warrant derivative liability in the amount of $11,968 for the year ended December 31, 2010, resulting in these warrant derivative liabilities to be carried at their aggregate fair values of $10,810 at December 31, 2010.

For the year ended December 31, 2010, the Company recognized interest expense of $168,702, and had $381,002 of accrued interest payable at December 31, 2010, related to these convertible promissory notes.  Interest was calculated at 10% per annum for the initial term and at 15% per annum since default without compounding.  The convertible promissory notes also contain a provision whereby the noteholder may elect to convert accrued interest payable into shares of our common stock.  As of December 31, 2010, based on 80% of the prior five day average closing price of the Company’s common stock, accrued interest payable may be converted into 102,640,625 shares of common stock should all noteholders elect to do so.

A current member of our Board of Directors directly owns convertible promissory notes which provide for conversion into 50,000 common shares, 100,000 initial issuance warrants, and 146,652 penalty warrants.  Parties directly and indirectly related to this director own convertible promissory notes convertible into 300,000 common shares, 600,000 initial issuance warrants, and 866,022 penalty warrants.